Concentration of Risks - Summary of External Customers with 10% or More of Group's Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue, Major Customer [Line Items]
Revenue	¥ 56,807	$ 8,914	¥ 180,093	¥ 121,814
Cost of Revenue	20,777	3,260	73,914	50,596
Supplier A [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	7,807	1,225	16,239
Supplier B [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	8,405	1,319
Supplier C [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	7,596	1,192
Customer A [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			22,655	29,204
Customer B [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			92,331	¥ 28,319
Customer C [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	7,080	1,111	¥ 24,071
Customer D [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	¥ 19,646	$ 3,083